Banc of America Funds Trust
    Supplement to the Prospectuses and Statement of Additional Information
                           dated March 1, 2007


                  Banc of America Retirement 2005 Portfolio
                  Banc of America Retirement 2010 Portfolio
                  Banc of America Retirement 2015 Portfolio
                  Banc of America Retirement 2020 Portfolio
                  Banc of America Retirement 2025 Portfolio
                  Banc of America Retirement 2030 Portfolio
                  Banc of America Retirement 2035 Portfolio
                  Banc of America Retirement 2040 Portfolio


              Each a "Portfolio" and together the "Portfolios."



         Each Prospectus is revised by adding the following statement to disclosure under the section entitled "Portfolio holdings disclosure":

In addition, more current information concerning the Portfolio's portfolio holdings as of specified dates may also be disclosed on the Banc of America Funds' website.


         The Statement of Additional Information is revised by adding the following statement to disclosure under the section entitled "Disclosure of Portfolio Information":

The Portfolio may also disclose more current portfolio holdings information as of specified dates on the Banc of America Funds' website.





INT-47/134743-0807                                              August 16, 2007